Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	0 Months Ended	1 Months Ended
	Jul. 07, 2011	Dec. 31, 2014	Dec. 31, 2013	Apr. 17, 2012	Mar. 31, 2015	Jul. 23, 2012	Sep. 20, 2012
Note Payable Mining Equipment [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment	$ 5,556	$ 5,556	$ 5,556
Note Payable Mining Equipment 2 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment		950	950	950	950
Note Payable Mining Equipment 3 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment		6,060	6,060		6,060	6,060
Note Payable Mining Equipment 4 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment		9,122	9,122		9,122
Note Payble Mining Equipment 5 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment		1,339	1,339		1,339
Note Payable Mining Site Vehicle [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment		628	628		628		628
Note Payable Mining Equipment 6 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment		5,000	5,000
Note Payable Mining Equipment 7 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment		2,250	2,250
Note Payable Insurance Company [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment		21,531	21,531		21,531
Note Payable Insurance Company 2 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment		6,094	6,094		6,094
Note Payable Insurance Company 3 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment		4,447	4,447
Note Payable Insurance Company 4 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment		$ 4,447	$ 4,447